Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	$ 57	$ 59
Net interest expense (income)	18	22
Curtailment losses (gains)	1	0
Plan amendments	0	(1)
Other long-term employee benefit losses (gains)	5	(3)
Net benefit expense	82	78
Pension
Disclosure of defined benefit plans [line items]
Current service cost	52	54
Net interest expense (income)	8	13
Curtailment losses (gains)	1	0
Plan amendments	0	(1)
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	62	67
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	5	5
Net interest expense (income)	10	9
Curtailment losses (gains)	0	0
Plan amendments	0	0
Other long-term employee benefit losses (gains)	5	(3)
Net benefit expense	$ 20	$ 11